Label	Element	Value
AIG Strategic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

AIG Strategic Value Fund

(each, a “Fund”)

Supplement dated January 28, 2019 to

each Fund’s Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented to date,

for Class A, B, C and W Shares, as applicable

Effective immediately, the following changes are made to each Fund’s Prospectus and SAI:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Strategic Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is added after the first sentence of the paragraph under the subsection(s) of each Fund’s Prospectus entitled “Fees and Expenses of the Fund”:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following is added after the third sentence of the paragraph under the subsection(s) of each Fund’s Prospectus entitled “Fees and Expenses of the Fund – Example”:

You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.